EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
Schedule of Exploration and Evaluation Expenses
E&E	2024	2023
Engineering	$1,114	$2,140
Environmental	437	974
Property fees	1,278	1,252
Site activities	977	937
Socio-economic	1,634	2,386
Transportation	162	(71)
Other activities and travel	48	111
Total	$5,650	$7,729

Schedule of General and Administrative Expenses
G&A	2024	2023
Conference and travel	$522	$477
Consulting	743	855
Depreciation of right-of-use assets	105	101
Insurance	2,569	3,227
Office costs, including information technology	761	765
Management and administration	3,278	3,172
Shareholder communication	983	1,229
Trust and filing	231	335
Total	$9,192	$10,161

Schedule of Legal, Accounting and Audit Expenses
	2024	2023
Legal	$3,362	$6,459
Insurance cost recoveries	(313)	(3,617)
Accounting	145	130
Audit and reviews	275	417
Total	$3,469	$3,389